Intangible Assets, Net - Schedule of Intangible Assets (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Wells unassigned to a reserve:
Balance at the beginning of the period	$ 17,088,277
Balance at the end of the period	13,602,920
Wells unassigned to a reserve:
Wells unassigned to a reserve:
Balance at the beginning of the period	15,573,570	$ 18,940,360
Additions to construction in progress	10,635,991	24,708,576
Transfers against expenses	(7,218,851)	(13,340,903)
Transfers against fixed assets	(6,811,189)	(6,701,403)
Balance at the end of the period	$ 12,179,521	$ 23,606,630